Segment Information - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Disclosure of Operating Segments [Line Items]
Turnover		€ 51,980	€ 50,982	€ 53,715
Operating profit		8,708	12,639	8,957
Non-underlying items		1,239	(3,176)	543
Underlying operating profit		9,947	9,463	9,500
Share of net profit/(loss) of joint ventures and associates		176	185	155
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		1,964	2,008	2,025
Share-based compensation and other non-cash charges	[2]	168	250	417
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[3]	310	549	319
Beauty & Personal Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		21,868	20,624	20,697
Operating profit		4,520	4,165	4,140
Non-underlying items		440	378	272
Underlying operating profit		4,960	4,543	4,412
Share of net profit/(loss) of joint ventures and associates		1	(1)	8
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		693	686	641
Share-based compensation and other non-cash charges	[2]	62	102	164
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[3]	105	122	80
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover		19,287	20,227	22,444
Operating profit		2,811	7,287	3,657
Non-underlying items		571	(3,711)	121
Underlying operating profit		3,382	3,576	3,778
Share of net profit/(loss) of joint ventures and associates		171	183	143
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		902	949	1,059
Share-based compensation and other non-cash charges	[2]	56	102	174
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[3]	159	164	191
Home Care [member]
Disclosure of Operating Segments [Line Items]
Turnover		10,825	10,131	10,574
Operating profit		1,377	1,187	1,160
Non-underlying items		228	157	150
Underlying operating profit		1,605	1,344	1,310
Share of net profit/(loss) of joint ventures and associates		4	3	4
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation		369	373	325
Share-based compensation and other non-cash charges	[2]	50	46	79
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	[3]	€ 46	€ 263	€ 48

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
[3]	Other non-cash charges within non-underlying items includes movements in restructuring provisions and certain legal provisions (in 2018 and 2017).